Federated Hermes Emerging Market Debt Fund Investment Strategy - Federated Hermes Emerging Market Debt Fund	Nov. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCEWhat are the Fund’s Main Investment Strategies?
Strategy Narrative [Text Block]	The Fund invests primarily in a portfolio of emerging market fixed-income investments. The Fund’s investments may be denominated in foreign currencies or U.S. dollars, and may be of any duration. The Fund may invest in noninvestment-grade debt investments, commonly known as junk instruments, which may offer higher yields than investment-grade debt investments. Investors in lower-rated foreign debt investments may receive higher yields as compensation for assuming higher credit risks. The Fund does not limit the amount it may invest in investments rated below investment grade. The Fund may invest in derivative contracts to implement its investment strategies, as more fully described herein. The Fund’s investment adviser (the “Adviser”) actively manages the Fund’s portfolio seeking total returns over longer periods in excess of the Fund’s performance index, the J.P. Morgan Emerging Markets Bond Index Global Diversified (JPM-EMBIGD), and a blended supplemental index (as described in the Average Annual Total Return Table below). The JPM-EMBIGD covers emerging market countries in the following regions: Americas, Europe, Asia, Middle East and Africa. The performance of the Fund, as an actively managed portfolio, should be evaluated against the JPM-EMBIGD and the blended supplemental index over longer periods of time. Consistent with the JPM-EMBIGD, the Fund may, from time to time, have larger allocations or make significant investments in issuers located or doing business in a single country. Volatility in emerging markets means that even small differences in time periods for comparison can have a substantial impact on returns. The Fund has no duration target or parameters with respect to its average portfolio duration. Rather, the Adviser may lengthen or shorten average portfolio duration in response to changing market conditions. These duration adjustments can be made either by buying or selling portfolio investments or through the use of derivative contracts. The investment process entails an assessment of the global macroeconomic environment and determines the relevant investment themes that drive emerging markets. These investment themes can be either secular or cyclical in nature and are intended to define guiding principles which permeate through the various stages of the investment process from country and sector to individual corporate issuers. In selecting investments, the Adviser gives emphasis to the underlying quality of issuers domiciled in emerging market countries. Also, the Adviser considers the extent to which market interest rates may impact the potential investment return of emerging markets debt investments. While the Adviser may use derivatives to limit the negative effect on the Fund’s investment returns inclusive of those losses that may be incurred due to anticipated changes in the relative values of selected currencies in the portfolio, the Adviser will not attempt to fully insulate the Fund’s investment returns from the influence of currency fluctuations on portfolio investments denominated in foreign currencies. The Fund’s use of derivative contracts can be considered a speculative trading activity in the sense that there can be no assurance that the Fund’s use of derivatives or hybrid investments will be successful or work as intended. Derivative investments made by the Fund are included within the Fund’s 80% policy (as described below) and are calculated at market value. The Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in emerging market fixed-income investments. The Fund will notify shareholders at least 60 days in advance of any change in this investment policy. PORTFOLIO TURNOVER The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate and increase the Fund’s trading costs, which may have an adverse impact on the Fund’s performance. An active trading strategy will likely result in the Fund generating more short-term capital gains or losses. Short-term gains are generally taxed at a higher rate than long-term gains. Any short-term losses are used first to offset short-term gains.